N-2 - USD ($)					1 Months Ended	3 Months Ended
		Aug. 08, 2022	Jun. 30, 2022	Sep. 30, 2021	Aug. 08, 2022	Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Sep. 30, 2021		Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2019
Cover [Abstract]
Entity Central Index Key		0001504619
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		PennantPark Floating Rate Capital Ltd.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses
Sales load (as a percentage of offering price)	3.00	% (1)
Offering expenses (as a percentage of offering price)	0.50	% (2)

Total stockholder expenses (as a percentage of offering price)	3.50	% (3)

(1)
The underwriting discount and commission with respect to shares of our common stock sold in this offering, which is a one-time
fee paid to the underwriters, is the only sales load paid in connection with this offering.

(2)
The percentage reflects estimated offering expenses payable by us of approximately $250,000 for the estimated duration of this offering and are based on the offering of 4,000,000 shares at the offering price of $12.40 per share.

(3)
Net assets attributable to common shares equals average net assets as of June 30, 2022, plus net proceeds anticipated from this offering but excluding the underwriters’ option to purchase additional shares. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

Sales Load [Percent]	[1]	3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.50%
Other Transaction Expenses [Percent]	[3]	3.50%
Annual Expenses [Table Text Block]
Estimated annual expenses (as a percentage of average net assets attributable to common shares) (3)
Management fees	2.33	% (4)
Incentive fees	1.96	% (5)
Interest on borrowed funds	5.61	% (6)
Acquired fund fees and expenses	6.97	% (7)
Other expenses	0.68	% (8)

Total estimated annual expenses	17.55	% (9)

(3)
Net assets attributable to common shares equals average net assets as of June 30, 2022, plus net proceeds anticipated from this offering but excluding the underwriters’ option to purchase additional shares. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(4)	The contractual management fee is calculated at an annual rate of 1.00% of our average adjusted gross assets on June 30, 2022.

(5)
The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal quarter ended June 30, 2022, annualized for a full year. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals 20.0% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with the U.S. generally accepted accounting principles. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal quarter ended June 30, 2022. For more detailed information about the incentive fee, please see “Item 1. Business-Investment Management Agreement” and “Item 1. Business-Investment Advisory Fees” in our most recent Annual Report on Form
10-K.

(6)
As of June 30, 2022, we had $259.3 million in borrowings outstanding under our Credit Facility, $97.0 million outstanding under our 2023 Notes, $185.0 million outstanding under of 2026 Notes and $228.0 million outstanding under the 2031 Asset-Backed Debt. We may use proceeds of this offering to repay outstanding obligations under our existing financing arrangements or other indebtedness. After completing this offering, we may continue to borrow under our existing financing arrangements to finance our investment objectives. We have estimated the annual interest expense on borrowed funds and we caution you that our actual interest expense in the future will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the amount provided in this table.

(7)
Our stockholders indirectly bear 87.5% of the expenses of our investment in PSSL. No management fee is charged by PennantPark Investment Advisers in connection with PSSL. PSSL pays the Administrator an annual fee of 0.25% of average gross assets under management. For this chart, PSSL fees and operating expenses are based on our share of the actual fees and operating expenses of PSSL for the fiscal quarter ended June 30, 2022, annualized for a full year. Expenses for PSSL may fluctuate over time and may be substantially higher or lower in the future.

Our stockholders indirectly bear 23.08% of the expenses of our investment in PTSF. A management fee equal to 0.30% per annum of the gross assets of PTSF and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF (the portion of which is attributable to the Company is waived by PennantPark Investment Advisers). For this chart, PTSF fees and operating expenses are based on our share of the actual fees and operating expenses of PTSF for the fiscal quarter ended June 30, 2022, annualized for a full year. Expenses for PTSF may fluctuate over time and may be substantially higher or lower in the future.

(8)
“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the three months ended June 30, 2022, annualized for the full year.

(9)
“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of average net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 7.10% of average total assets.

Management Fees [Percent]	[3],[4]	2.33%
Interest Expenses on Borrowings [Percent]	[3],[5]	5.61%
Incentive Fees [Percent]	[3],[6]	1.96%
Acquired Fund Fees and Expenses [Percent]	[3],[7]	6.97%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[8]	0.68%
Total Annual Expenses [Percent]	[3],[9]	17.55%
Expense Example [Table Text Block]
The following example illustrates the projected dollar amount of total cumulative expenses that you would pay on a $1,000 hypothetical investment in common shares, assuming (1) a 3.0% sales load (the commission to be paid by us with respect to common stock sold by us in this offering) (see note 1 above) and offering expenses totaling 0.50%, (2) total net estimated annual expenses of 15.59% of average net assets attributable to common shares as set forth in the table above (other than performance-based incentive fees) and (3) a 5.0% annual return.

You would pay the following expenses on a $1,000 common stock investment	1 Year	3 Years	5 Years	10 Years
Assuming a 5% annual return (assumes no return from net realized capital gains or net unrealized capital appreciation)	$177	$419	$612	$941
Assuming a 5% annual return (assumes return only from realized capital gains and thus subject to the capital gains incentive fee)	$186	$437	$633	$957

Purpose of Fee Table , Note [Text Block]		The following table will assist you in understanding the various costs and expenses that an investor in shares of our common stock will bear directly or indirectly. However, we caution you that some of the percentages indicated in the table below are estimates and may vary from actual results. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay, stockholders will indirectly bear such fees or expenses as investors in us.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the three months ended June 30, 2022, annualized for the full year.
Management Fee not based on Net Assets, Note [Text Block]		The contractual management fee is calculated at an annual rate of 1.00% of our average adjusted gross assets on June 30, 2022.
Acquired Fund Fees Estimated, Note [Text Block]		Our stockholders indirectly bear 87.5% of the expenses of our investment in PSSL. No management fee is charged by PennantPark Investment Advisers in connection with PSSL. PSSL pays the Administrator an annual fee of 0.25% of average gross assets under management. For this chart, PSSL fees and operating expenses are based on our share of the actual fees and operating expenses of PSSL for the fiscal quarter ended June 30, 2022, annualized for a full year. Expenses for PSSL may fluctuate over time and may be substantially higher or lower in the future.Our stockholders indirectly bear 23.08% of the expenses of our investment in PTSF. A management fee equal to 0.30% per annum of the gross assets of PTSF and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF (the portion of which is attributable to the Company is waived by PennantPark Investment Advisers). For this chart, PTSF fees and operating expenses are based on our share of the actual fees and operating expenses of PTSF for the fiscal quarter ended June 30, 2022, annualized for a full year. Expenses for PTSF may fluctuate over time and may be substantially higher or lower in the future.
Acquired Fund Incentive Allocation, Note [Text Block]	The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal quarter ended June 30, 2022, annualized for a full year. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals 20.0% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with the U.S. generally accepted accounting principles. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal quarter ended June 30, 2022. For more detailed information about the incentive fee, please see “Item 1. Business-Investment Management Agreement” and “Item 1. Business-Investment Advisory Fees” in our most recent Annual Report on Form
10-K.

Acquired Fund Total Annual Expenses, Note [Text Block]		“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of average net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 7.10% of average total assets.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our shares of our common stock may be speculative and involves a high degree of risk. You should carefully consider the risk factors incorporated by reference from our most recent Annual Report on Form
10-K
and our most recent Quarterly Report on Form
10-Q
as well as other information contained or incorporated by reference into this prospectus supplement and the accompanying prospectus, any free writing prospectus we have authorized for use in connection with this offering and under similar headings in the documents that we file with the SEC on or after the date of this prospectus supplement and are incorporated by reference into this prospectus supplement and the accompanying prospectus.
The risks described in these documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. In such case, our NAV and the trading price of our common stock could decline, and you may lose all or part of your investment.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
Our common stock is traded on the NYSE under the symbol “PFLT.” Prior to April 14, 2022, our common stock was traded on The Nasdaq Global Select Market under the same symbol. The following table lists the high and low closing sale prices for our common stock, the closing sale prices as a premium or (discount) to our NAV and quarterly distributions per share since October 1, 2019. On August 8, 2022, the last reported closing price of our common stock was $13.19 per share.

	NAV (1)		Closing Sales Price		Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)	Distributions Declared
Period			High	Low
Year Ending September 30, 2022
Fourth quarter (as of August 8, 2022)	$	N/A	$13.19	$11.85	N/A %	N/A %	$0.095	(3)
Third quarter		12.21	14.20	10.45	16	(14)	0.285
Second quarter		12.62	13.56	12.23	7	(3)	0.285
First quarter		12.70	13.80	12.23	9	(4)	0.285
Year Ended September 30, 2021
Fourth quarter		12.62	13.41	12.51	6	(1)	0.285
Third quarter		12.81	13.19	11.94	3	(7)	0.285
Second quarter		12.71	12.63	10.46	(1)	(18)	0.285
First quarter		12.70	10.96	7.80	(14)	(39)	0.285
Year Ended September 30, 2020
Fourth quarter		12.31	8.82	7.98	(28)	(35)	0.285
Third quarter		12.16	9.48	4.46	(22)	(63)	0.285
Second quarter		12.12	12.67	3.75	5	(69)	0.285
First quarter		12.95	12.56	11.33	(3)	(13)	0.285

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as of the respective high or low closing sales price less NAV per share, divided by the quarter-end NAV per share.

(3)	Includes a distribution of $0.095 per share payable on September 1, 2022 to stockholders of record as of August 18, 2022.
Shares of BDCs may trade at a market price both above and below the NAV that is attributable to those shares. Our shares have traded above and below our NAV. Our shares closed on the relevant exchange at $11.48 and $12.79 on June 30, 2022 and September 30, 2021, respectively. Our NAV per share was $12.21 and $12.62 as of the same dates. The possibility that our shares of common stock will trade at a discount from NAV or at a premium that is unsustainable over the long term is separate and distinct from the risk that our NAV will decrease. It is not possible to predict whether our shares will trade at, above or below our NAV in the future. As of June 30, 2022, we had 37 stockholders of record.

Lowest Price or Bid					$ 11.85	$ 10.45		$ 12.23		$ 12.23		$ 12.51		$ 11.94		$ 10.46		$ 7.8		$ 7.98		$ 4.46		$ 3.75		$ 11.33
Highest Price or Bid					$ 13.19	$ 14.2		$ 13.56		$ 13.8		$ 13.41		$ 13.19		$ 12.63		$ 10.96		$ 8.82		$ 9.48		$ 12.67		$ 12.56
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]					16.00%		7.00%		9.00%		6.00%		3.00%		(1.00%)		(14.00%)		(28.00%)		(22.00%)		5.00%		(3.00%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]					(14.00%)		(3.00%)		(4.00%)		(1.00%)		(7.00%)		(18.00%)		(39.00%)		(35.00%)		(63.00%)		(69.00%)		(13.00%)
Latest Share Price			$ 11.48	$ 12.79
Latest NAV			$ 12.21	$ 12.62	[11]	$ 12.21	[11]	$ 12.62	[11]	$ 12.7	[11]	$ 12.62	[11]	$ 12.81	[11]	$ 12.71	[11]	$ 12.7	[11]	$ 12.31	[11]	$ 12.16	[11]	$ 12.12	[11]	$ 12.95	[11]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]
CAPITALIZATION
The following table sets forth:

•	our actual capitalization as of June 30, 2022; and

•
our pro forma capitalization to give effect to the sale of shares of our common stock in this offering (assuming no exercise of the underwriters’ option to purchase additional shares) based on the public offering price of $12.40 per share, after deducting underwriting discounts and commission and estimated offering expenses of approximately $250,000 payable by us.

This table should be read in conjunction with the “Use of Proceeds” section of this prospectus supplement, the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section and the financial statements and notes thereto in our most recently filed Annual Report on Form
10-K
and our most recently filed Quarterly Report on Form
10-Q.

	As of June 30, 2022 (unaudited)
	(dollars in thousands, except data per share)
	Actual	Pro Forma(1)
Assets:
Investments at fair value	$1,226,442	$1,226,442
Cash and cash equivalents	40,616	88,478
Other assets	24,096	24,096

Total assets	$1,291,154	$1,339,016

Liabilities:
Credit Facility	$253,443	$253,433
2023 Notes payable	94,717	94,717
2026 Notes payable	182,082	182,082
2031 Asset-Backed Debt	225,970	225,970
Other liabilities	30,029	30,029

Total liabilities	$786,241	$786,241

Net assets:
Common stock, par value $0.001 per share, 41,345,638 shares issued and outstanding as of June 30, 2022, 45,345,638 shares issued and outstanding pro forma	41	45
Paid-in capital in excess of par value	570,663	618,521
Accumulated deficit	(65,791)	(65,791)

Total net assets	$504,913	$552,775

Net asset value per share	$12.21	$12.19

(1)
Excludes up to 600,000 shares of our common stock issuable by us upon exercise of the underwriters’ option to purchase additional shares (assuming the net proceeds from this offering are invested in cash and cash equivalents).

RISK FACTORS
General Description of Registrant [Abstract]
Risk [Text Block]
RISK FACTORS
Investing in our shares of our common stock may be speculative and involves a high degree of risk. You should carefully consider the risk factors incorporated by reference from our most recent Annual Report on Form
10-K
and our most recent Quarterly Report on Form
10-Q
as well as other information contained or incorporated by reference into this prospectus supplement and the accompanying prospectus, any free writing prospectus we have authorized for use in connection with this offering and under similar headings in the documents that we file with the SEC on or after the date of this prospectus supplement and are incorporated by reference into this prospectus supplement and the accompanying prospectus.
The risks described in these documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. In such case, our NAV and the trading price of our common stock could decline, and you may lose all or part of your investment.

Common Shares
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of average net assets attributable to common shares
Assumes No Return From Net Realized Capital Gains
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 177
Expense Example, Years 1 to 3		419
Expense Example, Years 1 to 5		612
Expense Example, Years 1 to 10		941
Assumes Return Only From Realized Capital Gains
Other Annual Expenses [Abstract]
Expense Example, Year 01		186
Expense Example, Years 1 to 3		437
Expense Example, Years 1 to 5		633
Expense Example, Years 1 to 10		$ 957
Credit Facility | Actual
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			$ 253,443
Credit Facility | Pro Forma
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	[12]		253,433
2023 Notes payable | Actual
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			94,717
2023 Notes payable | Pro Forma
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	[12]		94,717
2026 Notes payable | Actual
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			182,082
2026 Notes payable | Pro Forma
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	[12]		182,082
2031 Asset-Backed Debt | Actual
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			225,970
2031 Asset-Backed Debt | Pro Forma
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	[12]		$ 225,970

[1]	The underwriting discount and commission with respect to shares of our common stock sold in this offering, which is a one-time fee paid to the underwriters, is the only sales load paid in connection with this offering.
[2]	The percentage reflects estimated offering expenses payable by us of approximately $250,000 for the estimated duration of this offering and are based on the offering of 4,000,000 shares at the offering price of $12.40 per share.
[3]	Net assets attributable to common shares equals average net assets as of June 30, 2022, plus net proceeds anticipated from this offering but excluding the underwriters’ option to purchase additional shares. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[4]	The contractual management fee is calculated at an annual rate of 1.00% of our average adjusted gross assets on June 30, 2022.
[5]	As of June 30, 2022, we had $259.3 million in borrowings outstanding under our Credit Facility, $97.0 million outstanding under our 2023 Notes, $185.0 million outstanding under of 2026 Notes and $228.0 million outstanding under the 2031 Asset-Backed Debt. We may use proceeds of this offering to repay outstanding obligations under our existing financing arrangements or other indebtedness. After completing this offering, we may continue to borrow under our existing financing arrangements to finance our investment objectives. We have estimated the annual interest expense on borrowed funds and we caution you that our actual interest expense in the future will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the amount provided in this table.
[6]	The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal quarter ended June 30, 2022, annualized for a full year. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals 20.0% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with the U.S. generally accepted accounting principles. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal quarter ended June 30, 2022. For more detailed information about the incentive fee, please see “Item 1. Business-Investment Management Agreement” and “Item 1. Business-Investment Advisory Fees” in our most recent Annual Report on Form 10-K.
[7]	Our stockholders indirectly bear 87.5% of the expenses of our investment in PSSL. No management fee is charged by PennantPark Investment Advisers in connection with PSSL. PSSL pays the Administrator an annual fee of 0.25% of average gross assets under management. For this chart, PSSL fees and operating expenses are based on our share of the actual fees and operating expenses of PSSL for the fiscal quarter ended June 30, 2022, annualized for a full year. Expenses for PSSL may fluctuate over time and may be substantially higher or lower in the future. Our stockholders indirectly bear 23.08% of the expenses of our investment in PTSF. A management fee equal to 0.30% per annum of the gross assets of PTSF and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF (the portion of which is attributable to the Company is waived by PennantPark Investment Advisers). For this chart, PTSF fees and operating expenses are based on our share of the actual fees and operating expenses of PTSF for the fiscal quarter ended June 30, 2022, annualized for a full year. Expenses for PTSF may fluctuate over time and may be substantially higher or lower in the future.
[8]	“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the three months ended June 30, 2022, annualized for the full year.
[9]	“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of average net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 7.10% of average total assets.
[10]	Calculated as of the respective high or low closing sales price less NAV per share, divided by the quarter-end NAV per share.
[11]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[12]	Excludes up to 600,000 shares of our common stock issuable by us upon exercise of the underwriters’ option to purchase additional shares (assuming the net proceeds from this offering are invested in cash and cash equivalents).